Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying audited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The audited consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the audited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the audited consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. Actual results could differ from those estimates. Significant estimates include, but are not limited to, the fair value measurement of warrant liabilities, including the selection of appropriate valuation models and assumptions for the year ended December 31, 2025 (2024: valuation and recognition of share-based compensation).

Foreign currency

Foreign currency

The Company’s reporting currency is United Sates dollars (“US$” or “$”). The functional currency of the Company and all the other subsidiaries is $ or Hong Kong Dollar (“HKD”).

The audited consolidated financial statements of the Company are translated from the functional currency into $. Assets and liabilities denominated in HKD are translated into $ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into $ at the appropriate historical rates. Revenues, expenses, gains and losses are translated into $ at the average rates of exchange for the year. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of shareholders’ equity. The following table shows the $ to HKD exchange rates used for translation of HKD-functional subsidiaries:

	For the years ended December 31,
	2023	2024	2025
Year end $: HKD exchange rate	7.8000	7.8000	7.8000
Year average $: HKD exchange rate	7.8000	7.8000	7.8000

Foreign currency transaction gains and losses are a result of the effect of exchange rate changes on transactions denominated in currencies other than the functional currency of the respective subsidiary. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the audited consolidated statements of operations and comprehensive income (loss).

Cash and cash equivalents

Cash and cash equivalents

For financial reporting purposes, the Company considers all highly liquid investments purchased with original maturity of three months or less to be cash equivalents. The Company maintains no bank account in the United States of America. The Company maintains its bank accounts in Hong Kong Special Administrative Region (“Hong Kong”).

Restricted cash

Restricted cash

Restricted cash represents amounts held by bank as security for banking facilities and therefore is not available for the Company’s use until such time as the banking facilities have been fulfilled or expired. The facilities include bank borrowings and a letter of guarantee. As of December 31, 2025, the bank borrowings of $2,727,955 are used to purchase the building with net carrying value of $4,221,256. The letter of guarantee of $120,513 (2024: $384,615) for operation from these banking facilities were utilized remaining unused portion of $1,417,948 (2024: $1,153,846) as of December 31, 2025.

Fair value of financial instruments

Fair value of financial instruments

The Company applies the provisions of ASC 820, Fair Value Measurements and Disclosures, to the financial instruments that are required to be carried at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs that prioritizes the information used to develop its assumptions regarding fair value. Fair value measurements are separately disclosed by level within the fair value hierarchy.

●	Level 1 — defined as observable inputs such as quoted prices in active markets for identical assets or liabilities;
●	Level 2 — defined as inputs other than quoted prices in active markets, that are either directly or indirectly observable; and
●	Level 3 — defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments primarily consist of cash and cash equivalents, restricted cash, accounts receivable, loan receivable, marketable equity securities, other current assets, accounts payable, other payables and accrued liabilities, borrowings, dividend payables, warrant liabilities and amounts due from/to related parties.

The carrying value of cash and cash equivalents, restricted cash, accounts receivable, loan receivable, marketable equity securities, other current assets, accounts payable, other payables and accrued liabilities, borrowings, dividend payables and amounts due from/to related parties approximate their fair value.

The warrant liabilities are adjusted to fair value on a recurring basis using the Black-Scholes valuation method. The Company determines fair value for warrant liabilities with Level 3 inputs because it requires unobservable inputs including liquidity discount and volatility in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Business combinations

Business combinations

The Company allocates the fair value of purchase consideration to the tangible assets acquired and liabilities assumed acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrants’ specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. The assessment considers whether the warrants are freestanding financial instruments, whether they meet the definition of a liability under ASC 480, and whether they meet all of the criteria for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the Company has sufficient authorized and unissued shares to settle the instruments, among other conditions. This assessment requires the use of judgment and is performed at the time of issuance and reassessed at each reporting date while the warrants are outstanding.

Warrants that meet all of the criteria for equity classification are recorded as a component of additional paid-in capital at the time of issuance and are not subsequently remeasured. Warrants that do not meet all of the criteria for equity classification are recorded as liabilities at their fair value on the date of issuance and are subsequently remeasured to fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations and comprehensive income (loss).

The Company has determined that its Warrants do not meet the criteria for equity classification under ASC 815 and are therefore classified as liabilities. The Warrants may require net cash settlement upon the occurrence of events that are not solely within the control of the Company.

Marketable equity securities

Marketable equity securities

The Company’s investments in marketable equity securities are carried at fair value with the changes in unrealized gains and losses recognized in the audited statements of operations and comprehensive income (loss).

Accounts receivable

Accounts receivable

Accounts receivable are measured at amortized cost less an allowance for expected credit loss as needed.. The allowance for expected credit loss is the Company’s best estimate of the amount of probable credit losses in the Company’s existing receivables from customers. The Company assess the allowance by pooling receivables that have similar risk characteristics and evaluates receivables individually when specific receivables no longer share those risk characteristics. In evaluating the expected credit loss, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current creditworthiness and current or future economic trends. Accounts are written off after exhaustive efforts at collection. The Company only grants credit terms to established customers who are deemed to be financially responsible. Credit periods to customers are normally within 45 days after customers received services provided by the Company. If allowance for expected credit losses are to be provided for, or written off, they would be recognized in the audited consolidated statements of operations and comprehensive income (loss) within operating expenses. Balance of allowance for expected credit losses was $80,056 and $62,453 as of December 31, 2024 and 2025, respectively.

Expected credit loss

Expected credit loss

ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant, and equipment, net are stated at cost less accumulated depreciation, and include expenditure that substantially increases the useful lives of existing assets. Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred, whereas significant renewals and betterments are capitalized.

Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Buildings	22 years
Leasehold improvements	life of lease
Machinery and equipment	4 to 5 years
Motor vehicles	3.3 to 10 years
Furniture and fixture	5 years

When assets are sold or retired, their costs and accumulated depreciation are eliminated from the audited consolidated financial statements and any gain or loss resulting from their disposal is recognized in the period of disposition as an element of other income.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with ASC 360, Property, Plant and Equipment.

In evaluating long-lived assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell.

There was no impairment loss recognized for the years ended December 31, 2023, 2024 and 2025.

Leases

Leases

ASC 842 generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use (“ROU”) assets on the audited consolidated balance sheets and to provide disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases.

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease ROU assets, current liabilities and long-term operating lease liabilities in the audited consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. For leases that do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company uses the implicit rate when readily determinable. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Significant judgment may be required when determining whether a contract contains a lease, the length of the lease term, the allocation of the consideration in a contract between lease and non-lease components, and the determination of the discount rate included in the Company’s office lease. The Company reviews the underlying objective of each contract, the terms of the contract, and consider its current and future business conditions when making these judgments.

Adoption of new accounting standard

Adoption of new accounting standard

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740)-Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company adopted this update beginning January 1, 2025 and the required information was disclosed in Note 23.

Revenue recognition

Revenue recognition

The Company recognizes revenues in accordance with ASC 606, Revenue from Contracts with Customers.

The Company derives revenues primarily from the provision of air and ocean freight forwarding services by purchasing transportation services from direct (asset-based) carriers or other freight forwarders and reselling those services to its customers in Hong Kong. The contracts with customers generally contain a single performance obligation as the distinct services provided remain substantially the same over time and possess the same pattern of transfer. The performance obligation is satisfied over the transit period when the customers simultaneously receive and consume the benefits of the delivery services. Accordingly, revenue is recognized over the transit period based on the progress towards the completion of the performance obligation.

The transit period can vary based upon the method of transport. Determining the transit period and how much of it has been completed as of the reporting date may require management to make judgments that affect the timing of revenue recognized.

(a) Air freight forwarding services

Revenue was recognized based on the cost-to-cost measure of progress because it best depicts the transfer of control to the customer which occurs as the Company incurs costs on its contracts. Under the cost-to-cost measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Revenue is recorded proportionally as costs are incurred. The typical amount of time spent rendering air freight forwarding services is three to five days.

(b) Ocean freight forwarding services

Revenue was recognized based on time-in-transit to measure the progress. The typical amount of time spent rendering ocean freight forwarding services is approximately three to four weeks. The Company believes that the transpiring of time provides the best measurement of the rendering of services to the customer.

(c) Ancillary services

The Company also provides certain value-added logistics services, such as packaging, warehousing services, small parcel, and local transportation services. The performance obligation is generally satisfied over the service period as the Company performs the obligations. Pricing for its services is established in the customer contract and is dependent upon the specific needs of the customer but may be agreed upon at a fixed fee per transaction, labor hour, or service period.

Pricing for the Company’s services is generally a fixed amount. The Company does not have significant variable consideration in its contracts. Payments are received within 45 to 90 days upon completion of performance obligation but can vary based on the nature of the service provided and certain other factors.

The Company recognizes revenue on a gross basis as the Company controls the services. The Company is primarily responsible for fulfilling the promise, assumes risk of loss, has discretion in setting the prices for the services to its customers, and has the ability to direct the use of the services provided by third parties.

Contract assets include billed and unbilled amounts resulting from in-transit shipments, as the Company has an unconditional right to payment only once all performance obligations have been completed (e.g., shipments have been delivered). Contract assets are generally classified as current, and the full balance is converted each reporting period based on the short-term nature of the transactions. Gross contract assets related to in-transit shipments totaled $1,060,590 and $466,917 at December 31, 2024 and 2025, respectively. Contract assets are included within current assets in the accompanying audited consolidated balance sheets.

Contract liabilities are recognized when the Company receives prepayments from customers. Contract liabilities will be recognized as revenue when promised services are provided. Contract liabilities were $1,525 and $25 at December 31, 2024 and 2025, respectively. The revenue recognized during the years ended December 31 2023, 2024 and 2025 that was included in contract liabilities as of January 1, 2023, 2024 and 2025 amounted to $6,544, $4,015 and $1,525 respectively.

All the Company’s air and ocean freight forwarding and ancillary services are for periods of one year or less. As permitted under ASC 606-10-50-14, the transaction price allocated to the remaining performance obligations under those contracts is not disclosed.

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of cargo space charged by airlines, shipping liners or other freight forwarders and ancillary logistics services fee including costs of security, local handling and x-ray screening and warehouse services.

General and administrative expenses

General and administrative expenses

General and administrative expenses include management and office salaries and employee benefits, depreciation for office facility and office equipment, travel and entertainment, legal and accounting, consulting fees and other office expenses.

Shipping and handling costs	Shipping and handling costs All shipping and handling costs are expensed as incurred.
Advertising

Advertising

All advertising costs are expensed as incurred. During the years ended December 31, 2023, 2024 and 2025, the total amount charged to the audited consolidated statements of operations and comprehensive income (loss) in respect of the Company’s advertising costs incurred was $12,592, $4,465 and $3,516, respectively.

Employee benefit plan

Employee benefit plan

Employees of the Company located in Hong Kong participate in a defined contribution Mandatory Provident Fund retirement benefit scheme by the local laws in Hong Kong. During the years ended December 31, 2023, 2024 and 2025, the total amount charged to the audited consolidated statements of operations and comprehensive income (loss) in respect of the Company’s costs incurred in the scheme was $66,776, $57,907 and $55,926 respectively.

Share-based Compensation

Share-based compensation

The Company recognizes share-based compensation expense for the estimated fair value of equity awards issued as compensation to individuals over the requisite service period, which generally ranges immediate up to two years. The Company accounts for forfeitures as they occur. Accordingly, in the absence of a modification, if an individual’s continuous service is terminated, all previously unvested awards granted to such individual are forfeited, which results in a benefit to share-based compensation expense in the period of termination equal to the cumulative expense recorded through the termination date for the unvested awards. For employee stock awards with graded vesting schedules and only services conditions, the Company recognizes share-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards, ensuring that cumulative recorded share-based compensation expense equals the grant date fair value of vested awards at each period-end. The Company issues new ordinary shares upon exercise of stock options.

Offering costs associated with the Private Placement

Offering costs associated with the Private Placement

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A - Expenses of Offering. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Private Placement. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately. The Company incurred offering costs in an aggregated amount of $1,023,625, consisting of $892,853 of placement agent service fee and $130,772 of other offering costs for the year ended December 31, 2025.

Income tax

Income tax

The Company accounts for income taxes following the liability method pursuant to ASC 740, Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in income in the period that includes the enactment date.

The Company also follows ASC 740, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2024 and 2025, the Company did not have an asset for unrecognized tax benefits. It is the Company’s policy to include penalties and interest expense related to income taxes as a component of other expense and interest expense, respectively, as necessary. The Company’s historical tax years will remain open for examination by the local authorities until the statute of limitations has passed.

Comprehensive loss

Comprehensive loss

Comprehensive loss is defined as the change in equity during the year from transactions and other events, excluding the changes resulting from investments by owners and distributions to owners, and is not included in the computation of income tax expense or benefit. Accumulated comprehensive loss consists of foreign currency translation. The Company presents comprehensive loss in accordance with ASC 220, Comprehensive Income.

Earnings (Loss) per share

Earnings (Loss) per share

The Company calculates earnings (loss) per share in accordance with ASC 260, Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive securities had been issued and if the potentially dilutive securities were dilutive. As of December 31, 2023, there were no potentially dilutive securities. As of December 31, 2024 and 2025, the Company’s potentially dilutive securities, which include share options and warrants, have been excluded from the computation of diluted loss per share as the effect would be to reduce the loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted loss per share attributable to shareholders is the same.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and environmental claims arising out of the normal course of businesses that relate to a wide range of matters, including among others, contracts breach liability. The Company records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter. The Company’s management has evaluated all such proceedings and claims that existed as of December 31, 2024 and 2025.

Provision for compensation

Provision for compensation

The Company recognizes a provision for staff injury compensation in accordance with the requirements of ASC 450. This provision is established to account for potential liabilities arising from work-related injuries or illnesses incurred by the Company’s employee. The provision is calculated based on estimated maximum future cash outflows to settle the staff injury claim in accordance with Hong Kong Employees’ Compensation Ordinance and ASC 450. The claim considers the assessment of loss of earning capacity including the necessary period of absence from duty and the percentage of loss of earning capacity permanently caused to the employee as a result of the work injury.

Management believes that the provision for compensation adequately reflects the Company’s potential liabilities. However, actual outcomes may differ from the estimates due to uncertainties inherent in the assessment of future claims and changes in applicable laws or regulations. The provision is reviewed and adjusted on a regular basis to reflect any changes in the estimates of future cash outflows (i.e. court decisions may require adjustments to provision.) Any adjustments will increase/decrease in the provision in the period in which the change occurs.

The provision for staff injury compensation of $328,615 was recognized as expenses in prior years and classified as a current liability in the audited consolidated financial statements as of December 31, 2024.

During the year ended December 31, 2025, the staff injury case was settled, and the related costs were fully covered by the Company’s insurance provider. Consequently, the previously recognized provision for staff injury compensation of $328,615 was reversed during the year ended December 31, 2025.

Provision for penalty

Provision for penalty

The Company recognizes a provision for penalty claim in accordance with the requirements of ASC 450. The Company is currently involved in a dispute with one of its suppliers regarding a penalty claim. The supplier issued the penalty invoice due to the Company’s insufficient occupancy of the cargo aircraft capacity, which resulted in an inadequate load weight for the aircraft. As a result, the supplier charged the Company for freight rate, fuel surcharge, and security charges for a total amount of $1,245,625. As of December 31, 2023 and 2024, the best estimate of the amount is $1,245,625.

Management believes that the provision for penalty adequately reflects the Company’s potential liabilities. However, actual outcomes may differ from the estimates due to uncertainties inherent in the assessment of future claims and changes in applicable laws or regulations. The provision is reviewed and adjusted on a regular basis to reflect any changes in the estimates of future cash outflows. Any adjustments will increase/decrease in the provision in the period in which the change occurs.

The provision for penalty of $1,245,625 was recognized as expenses for the year ended December 31, 2023 and classified as a current liability in the audited consolidated financial statements as of December 31, 2024. During the year ended December 31, 2025, management reached a settlement agreement with the supplier for $115,384, thereby resolving the dispute. Consequently, the previously recognized provision for penalty of $1,130,241 was reversed during the year ended December 31, 2025.

Non-controlling interest

Non-controlling interest

Non-controlling interest are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. For the Company’s consolidated subsidiaries, non-controlling interests represent a minority shareholder’s 0.8% ownership interest in PSIHK.

Non-controlling interest are presented as a separate line item in the equity section of the Company’s audited consolidated balance sheets and have been separately disclosed in the Company’s audited consolidated statements of operations and comprehensive income (loss) to distinguish the interests from that of the Company.

Segment reporting

Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the CODM has been identified as the Company’s chief executive officer. The CODM has determined that the Company operates as a single operating segment and uses consolidated net income (loss) as measures of profit or loss on a consolidated basis when making decisions regarding resource allocation and performance assessment. The Company’s key financial metrics used by the CODM help make key operating decisions, including allocation of budget between cost of revenue and general and administrative expenses.

Government assistance programs

Government assistance programs

Government incentives are recorded and presented in the audited consolidated financial statements on a gross basis as other income. The benefit is generally recorded when all conditions attached to the incentive have been met or are expected to be met and there is reasonable assurance of their receipt.

Pilot Subsidy Scheme for Third-party Logistics Service Providers

The Hong Kong government has launched the Pilot Subsidy Scheme for Third-party Logistics Service Providers (the “Pilot Scheme”) to encourage the adoption of latest technology and enterprise resource planning solution by the logistics sector for enhancing efficiency and productivity. All non-listed enterprises registered in Hong Kong providing third-party logistics services and with substantive business operations in Hong Kong are eligible to apply the Pilot Scheme. All conditions relating to these grants have been fulfilled. The grant of $8,270, Nil and Nil was recognized as other income in the audited consolidated financial statements for the years ended December 31, 2023, 2024 and 2025, respectively.

Technology Voucher Programme

The Hong Kong government has launched the Technology Voucher Programme (the “TVP”) with the objective of supporting local enterprises and organizations in adopting technological services and solutions to enhance productivity, or upgrade or transform their business processes. All non-listed enterprises registered and with substantive business operation in Hong Kong are eligible to apply the TVP. All conditions relating to these grants have been fulfilled. The grant of $20,433, Nil and Nil was recognized as other income in the audited consolidated financial statements for the years ended December 31, 2023, 2024 and 2025, respectively.

Related party

Related party

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm’s-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principal owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decisions; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; and f) other parties that have ability to significantly influence the management or operating policies of the entity. The Company discloses all significant related party transactions.

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Per ASC 850-10-50-5: “Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.”

Economic and political risks

Economic and political risks

The Company’s operations are conducted in the Hong Kong. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the Hong Kong, and by the general state of the Hong Kong economy.

The Company’s operations in the Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the Hong Kong, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

Credit risk

Credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, accounts receivable and loan receivable. All of the Company’s cash and cash equivalents and restricted cash is maintained with banks in Hong Kong. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of $102,564 (equivalent to HKD800,000). The Company has not experienced any losses in such accounts. A portion of the Company’s sales are credit sales which are primarily to customers whose abilities to pay are dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to accounts receivable and contract assets is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers and borrowers to help further reduce credit risk. The maximum amount of loss due to credit risk are gross carrying amounts for these financial assets that disclosed in the consolidated balance sheets or elsewhere in the notes to the audited consolidated financial statements.

Exchange rate risk

Exchange rate risk

The reporting currency of the Company is $. To date the majority of the revenues and costs are denominated in HKD and a significant portion of the assets and liabilities are denominated in HKD. There was no significant exposure to foreign exchange rate fluctuations and the Company has not maintained any hedging policy against foreign currency risk. Management will consider hedging significant currency exposure should the need arise. Under the Linked Exchange Rate System in Hong Kong, HKD is pegged to $. Therefore the Company does not expose to significant exchange rate risk in respect of its assets and liabilities denominated in HKD.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In November 2024, the FASB issued ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in the ASU require public entities to disclose specified information about certain costs and expenses. Additionally, in January 2025, FASB issued ASU No. 2025-01, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date to clarify the effective date of ASU 2024-03. This ASU is effective for annual periods beginning after December 15, 2026 and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard on the audited consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those fiscal years. with early adoption permitted. The Company is currently evaluating the impact of adopting the standard on the audited consolidated financial statements and related disclosures.